CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	$ 1,460,260	$ 448,638
Unrealized Gains	48	25
Unrealized Losses	(6)	(7)
Fair Value	1,460,302	448,656
Cash and Cash Equivalents	1,412,665	405,080	$ 262,368
Marketable Securities	47,637	43,576
Cash
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	709,924	366,358
Fair Value	709,924	366,358
Cash and Cash Equivalents	709,924	366,358
Money market funds
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	618,197	30,935
Fair Value	618,197	30,935
Cash and Cash Equivalents	618,197	30,935
Commercial paper
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	81,037	19,997
Unrealized Gains	1	1
Unrealized Losses		(4)
Fair Value	81,038	19,994
Cash and Cash Equivalents	81,038	7,038
Marketable Securities		12,956
Corporate debt
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	29,891	16,417
Unrealized Gains	26	12
Unrealized Losses	(2)	(1)
Fair Value	29,915	16,428
Cash and Cash Equivalents	3,506
Marketable Securities	26,409	16,428
Asset-backed
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	12,518	12,482
Unrealized Gains	19	12
Unrealized Losses	(4)	(2)
Fair Value	12,533	12,492
Marketable Securities	12,533	12,492
U.S. agency securities
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	6,993	749
Unrealized Gains	2
Fair Value	6,995	749
Cash and Cash Equivalents		749
Marketable Securities	6,995
U.S. Treasury
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	1,700	1,000
Fair Value	1,700	1,000
Marketable Securities	$ 1,700	1,000
Non-U.S. securities
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis		700
Fair Value		700
Marketable Securities		$ 700